Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of cash and cash equivalents
Cash at bank	$ 50,005	$ 37,221	$ 7,722
Deposits at call	421	542	38,039
Cash and cash equivalents	50,426	37,763	45,761	$ 80,937
Cash flows from operating activities
Loss for the period	(89,799)	(35,290)	(76,815)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,139	2,650	3,057
Foreign exchange (gains)/losses	(154)	(160)	38
Finance costs	6,914	725
Remeasurement of borrowing arrangements	376
Remeasurement of contingent consideration	6,264	(10,541)	130
Payment under a license agreement paid in shares		1,000
Payment for services rendered in shares	620
Equity settled share-based payment	4,368	6,199	5,276
Deferred tax benefit	(8,955)	(30,664)	(13,400)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	4,974	(6,093)	(859)
(Increase)/decrease in prepayments	5,237	1,503	(10,201)
Decrease/(increase) in tax assets	1,729	(1,807)	1,282
Increase/(decrease) in trade creditors and accruals	(3,972)	(4,464)	(5,740)
Increase/(decrease) in provisions	2,469	1,930	1,761
Increase/(decrease) in deferred consideration	10,000
Net cash (outflows) in operating activities	$ (57,790)	$ (75,012)	$ (95,471)